Stockholders Equity	3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Stockholders Equity [Text Block]

Note 8 – Stockholders’ Equity

On March 24, 2010, the Company issued 16,000,000 common shares (restricted shares) to the sole shareholder of RS to effect the acquisition and RTO. Prior to the acquisition and RTO (Note 1 and 2), RS engaged in the following equity transactions which have been restated using the exchange ratio established in the acquisition agreement to reflect 16,000,000 common shares issued in the reverse acquisition:

-	On November 16, 2009, RS issued 1,000 common shares at $0.0001 per share for total proceeds of $0.10.

-	On December 5, 2009, RS issued 15,999,000 common shares at $0.000025 per share for total proceeds of $400.

Prior to the acquisition and RTO (Note 1 and 2), the Company engaged in the followings equity transactions:

-	On November 16, 2009, the Company issued 100 common shares at $0.001 per share for total proceeds of $0.10.
-	On December 2, 2009, the Company issued 200,000 common shares at $0.01 per share for total proceeds of $2,000.
-	On January 7, 2010, the Company issued 1,800,000 common shares at $0.01 per share for total proceeds of $18,000.

Upon the acquisition and RTO, 2,000,100 common shares issued by the Company prior to the acquisition were considered as a recapitalization to RS.

On February 24, 2011, the Company issued 6,000,000 common shares at $0.01 per share for total proceeds of $60,000.

Share subscription received

During the three month ended March 31, 2012, the Company received loan proceeds of from a shareholder of the Company. The amount is unsecured and non-interest bearing. The loan shall be converted to common stock of the Company at the same per share price applicable to the next issuance by the Company of common shares (the “Next Equity Financing”). Such conversion shall take place contemporaneous with the closing of the Next Equity Financing with the subject common shares being issued to such persons as directed by the lender. The loan does not entail any fixed repayment term and shall be retired upon the loan conversion.

The Company’s intent towards the above $25,000 loan is to issue the common shares of the Company at the same per share price applicable to the next issuance by the Company of common shares. Therefore, the Company has considered the loan amount as a share subscription received and recorded it as part of shareholders’ equity.

Note 8 – Stockholders’ Equity

On March 24, 2010, the Company issued 16,000,000 common shares (restricted shares) to the sole shareholder of RS to effect the acquisition and RTO. Prior to the acquisition and RTO (Note 1 and 2), RS engaged in the following equity transactions which have been restated using the exchange ratio established in the acquisition agreement to reflect 16,000,000 common shares issued in the reverse acquisition:

  On November 16, 2009, RS issued 1,000 common shares at $0.0001 per share for total proceeds of $0.10.
  On December 5, 2009, RS issued 15,999,000 common shares at $0.000025 per share for total proceeds of $400.

Prior to the acquisition and RTO (Note 1 and 2), the Company engaged in the followings equity transactions:

  On November 16, 2009, the Company issued 100 common shares at $0.001 per share for total proceeds of $0.10.
  On December 2, 2009, the Company issued 200,000 common shares at $0.01 per share for total proceeds of $2,000.
  On January 7, 2010, the Company issued 1,800,000 common shares at $0.01 per share for total proceeds of $18,000.

Upon the acquisition and RTO, 2,000,100 common shares issued by the Company prior to the acquisition were considered as a recapitalization to RS.

On February 24, 2011, the Company issued 6,000,000 common shares at $0.01 per share for total proceeds of $60,000.

Note 7 – Stockholders’ Equity

On March 24, 2010, the Company issued 16,000,000 common shares to the sole shareholder of RS to effect the acquisition and RTO. Prior to the acquisition and RTO (Note 1 and 2), RS engaged in the following equity transactions which have been restated using the exchange ratio established in the acquisition agreement to reflect 16,000,000 common shares issued in the reverse acquisition:

  On November 16, 2009, RS issued 1,000 common shares at $0.0001 per share for total proceeds of $0.1.
  On December 5, 2009, RS issued 15,999,000 common shares at $0.000025 per share for total proceeds of $400.

Prior to the acquisition and RTO (Note 1 and 2), the Company engaged in the followings equity transactions:

  On November 16, 2009, the Company issued 100 common shares at $0.001 per share for total proceeds of $0.10.
  On December 2, 2009, the Company issued 200,000 common shares at $0.01 per share for total proceeds of $2,000.
  On January 7, 2010, the Company issued 1,800,000 common shares at $0.01 per share for total proceeds of $18,000.

Upon the acquisition and RTO, 2,000,100 common shares issued by the Company prior to the acquisition were considered as a recapitalization to RS.

Note 4 – Stockholders’ Equity

On November 16, 2009, the Company issued 100 common shares at $0.001 per share for total proceeds of $0.1.

On December 2, 2009, the Company issued 200,000 common shares at $0.01 per share for total proceeds of $2,000.

Note 4 – Shareholders’ Equity

On November 16, 2009, the Company issued 100 common shares at $0.001 per share for total proceeds of $0.1.

On December 5, 2009, the Company issued 1,599,900 common shares at $0.00025 per share for total proceeds of $400.